Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions		$ 71,760,117		$ 22,511,020		$ 25,246,009
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500		658		1,432
Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[1]	25,172,929		10,401,480		6,235,361
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Provisions		4,054,016	[2]	5,802,861	[2]	8,080,018
Labor lawsuits [member]
Disclosure of other provisions [line items]
Provisions		1,370,364		1,834,721		1,814,626
Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Provisions		2,060,764		2,070,616		3,492,972
Termination benefits [Member]
Disclosure of other provisions [line items]
Provisions	[3]	36,817,338
Other [member]
Disclosure of other provisions [line items]
Provisions		2,284,206		$ 2,400,684		$ 5,621,600
Current [member]
Disclosure of other provisions [line items]
Provisions		66,133,396
Current [member] | Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[1]	25,172,929
Current [member] | Commercial claims in progress [member]
Disclosure of other provisions [line items]
Provisions	[2]	1,708,189
Current [member] | Labor lawsuits [member]
Disclosure of other provisions [line items]
Provisions		841,624
Current [member] | Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Provisions		1,593,316
Current [member] | Termination benefits [Member]
Disclosure of other provisions [line items]
Provisions	[3]	36,817,338
Later than one year [member]
Disclosure of other provisions [line items]
Provisions		5,626,721
Later than one year [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500
Later than one year [member] | Commercial claims in progress [member]
Disclosure of other provisions [line items]
Provisions	[2]	2,345,827
Later than one year [member] | Labor lawsuits [member]
Disclosure of other provisions [line items]
Provisions		528,740
Later than one year [member] | Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Provisions		467,448
Later than one year [member] | Other [member]
Disclosure of other provisions [line items]
Provisions		$ 2,284,206

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
[2]	See also Note 50.2.
[3]	These amounts correspond to the provision under the restructuring plan that the Bank implemented in order to achieve operational efficiency and agility to respond to the ongoing challenges posed by local and international markets.